Post-Employment and Other Non-current Employee Benefits	12 Months Ended
Dec. 31, 2021
Disclosure of defined benefit plans [abstract]
Post-Employment and Other Non-current Employee Benefits	Post-Employment and Other Non-current Employee Benefits
The Company has various labor liabilities for employee benefits in connection with pension and retirement plans, seniority premiums and other post-employment benefits. Benefits vary depending upon the country where the individual employees are located. Presented below is a discussion of the Company’s labor liabilities in Mexico, which comprise the substantial majority of those, recorded in the consolidated financial statements.
15.1 Assumptions
The Company annually evaluates the reasonableness of the assumptions used in its labor liability for post-employment and other non-current employee benefits computations. In Mexico, actuarial calculations for pension and retirement plans and seniority premiums, as well as the associated cost for the period, were determined using the following long-term assumptions:

Mexico	2021	2020	2019
Financial:
Discount rate used to calculate the defined benefit obligation and the net interest on de net defined benefit liability (asset)	8.0%	7.2%	7.5%
Salary increase: (Non-Union/Union)	4.5%	4.5%	4.5%
Future pension increase	3.5%	3.5%	3.5%
Biometric:
Mortality	EMSSA 2009 (1)	EMSSA 2009 (1)	EMSSA 2009 (1)
Disability	IMSS 97 (2)	IMSS-97 (2)	IMSS-97 (2)
Normal retirement age	60 years	60 years	60 years
Rest of employee turnover	BMAR2007 (3)	BMAR2007 (3)	BMAR2007 (3)
(1)     EMSSA. Mexican Experience of Social Security (for its initials in Spanish)
(2)      IMSS. Mexican Experience of Instituto Mexicano del Seguro Social (for its initials in Spanish)
(3)     BMAR. Actuary experience
In Mexico the methodology used to determine the discount rate was the yield or Internal Rate of Return (“IRR”) which involves a yield curve. In this case, the expected rates of each period were taken from a yield curve of the Mexican Federal Government Treasury Bond (known as CETES in Mexico) because there is no deep market in high quality corporate obligations in Mexico.
In Mexico upon retirement, the Company purchases an annuity for senior executives, which will be paid according to the option chosen by the employee.
Based on these assumptions, the amounts of benefits expected to be paid out in the following years are as follows:

	Pension and Retirement Plans	Seniority Premiums
2022	Ps. 386	Ps. 43
2023	169	42
2024	205	45
2025	229	46
2026	284	50
2027 to 2031	1,777	272
15.2 Balances of the liabilities for post-employment and other non-current employee benefits

	2021	2020
Pension and Retirement Plans:
Vested benefit obligation	Ps. 952	Ps. 996
Non-vested benefit obligation	1,876	1,644
Accumulated benefit obligation	2,828	2,640
Excess of projected defined benefit obligation over accumulated benefit obligation	1,687	1,671
Defined benefit obligation	4,515	4,311
Pension plan funds at fair value	(1,234)	(1,201)
Net defined benefit liability	Ps. 3,281	Ps. 3,110

Seniority Premiums:
Vested benefit obligation	Ps. 289	Ps. 307
Non-vested benefit obligation	232	224
Accumulated benefit obligation	521	531
Excess of projected defined benefit obligation over accumulated benefit obligation	457	334
Defined benefit obligation	978	865
Seniority premium plan funds at fair value	(133)	(137)
Net defined benefit liability	Ps. 845	Ps. 728
Total post-employment and other non-current employee benefits	Ps. 4,126	Ps. 3,838
15.3 Trust assets
Trust assets consist of fixed and variable return financial instruments recorded at market value, which are invested as follows:

Type of instrument	2021	2020
Fixed return:
Traded securities	22%	18%
Life annuities	16%	18%
Bank instruments	5%	17%
Federal government instruments	37%	27%
Variable return:
Publicly traded shares	20%	20%
	100%	100%
In Mexico, the regulatory framework for pension plans is established in the Income Tax Law and its Regulations, the Federal Labor Law and the Mexican Social Security Institute Law. None of these laws establish minimum funding levels or a minimum required level of contributions.
In Mexico, the Income Tax Law requires that, in the case of private plans, certain notifications must be submitted to the authorities and a certain level of instruments must be invested in Federal Government instruments, among others.
The Company’s various pension plans have a technical committee that is responsible for verifying the correct operation of the plan with regard to the payment of benefits, actuarial valuations of the plan, and the monitoring and supervision of the benefit trust. The committee is responsible for determining the investment portfolio and the types of instruments the fund will be invested in. This technical committee is also responsible for verifying the correct operation of the plan in all of the countries in which the Company has these benefits.
The risks related to the Company’s employee benefit plans are primarily attributable to the plan assets. The Company’s plan assets are invested in a diversified portfolio, which considers the term of the plan so as to invest in assets whose expected return coincides with the estimated future payments.
Since the Mexican Tax Law limits the plan’s asset investment in related parties, to 10% this risk is not considered to be significant for purposes of the Company’s Mexican subsidiaries.
In Mexico, the Company’s policy is to invest at least 30% of the fund assets in Mexican Federal Government instruments. Guidelines for the target portfolio have been established for the remaining percentage and investment decisions are made to comply with these guidelines insofar as the market conditions and available funds allow.
In Mexico, the amounts and types of securities that the Company invests in related parties included in portfolio fund are mainly as follows:

	2021	2020
Mexico
Portfolio:
Debt:
Grupo Industrial Bimbo, S.A.B. de C. V.	$25	$28
Grupo Financiero Banorte, S.A.B. de C.V.	9	9
El Puerto de Liverpool, S.A.B. de C.V.	9	—

Capital:
Fomento Económico Mexicano, S.A.B. de C.V.	3	3
El Puerto de Liverpool, S.A.B. de C.V.	—	—
Alfa, S.A.B. de C.V.	—	—

During the years ended December 31, 2021, 2020 and 2019, the Company did not make significant contributions to the plan assets and does not expect to make material contributions to the plan assets during 2022.
15.4 Amounts recognized in the consolidated income statements and the consolidated statements of equity

	Income statement				Accumulated OCI
2021	Current Service Cost	Past Service Cost	(Gain) or Loss on Settlement or curtailment	Net Interest on the Net Defined Benefit Liability	Remeasurements of the Net Defined Benefit Liability net of taxes
Pension and retirement plans	Ps. 244	Ps. —	Ps. —	Ps. 197	Ps. 1,038
Seniority premiums	84	—	—	51	202
Total	Ps. 328	Ps. —	Ps. —	Ps. 248	Ps. 1,240
	Income statement				Accumulated OCI
2020	Current Service Cost	Past Service Cost	(Gain) or Loss on Settlement or curtailment	Net Interest on the Net Defined Benefit Liability	Remeasurements of the Net Defined Benefit Liability net of taxes
Pension and retirement plans	Ps. 229	Ps. 71	Ps. —	Ps. 188	Ps. 934
Seniority premiums	68	—	—	43	239
Total	Ps. 297	Ps. 71	Ps. —	Ps. 231	Ps. 1,173
	Income statement				Accumulated OCI
2019	Current Service Cost	Past Service Cost	(Gain) or Loss on Settlement or curtailment	Net Interest on the Net Defined Benefit Liability	Remeasurements of the Net Defined Benefit Liability net of taxes
Pension and retirement plans	Ps. 170	Ps. (44)	Ps. 2	Ps. 176	Ps. 790
Seniority premiums	35	76	—	24	65
Total	Ps. 205	Ps. 32	Ps. 2	Ps. 200	Ps. 855

Remeasurements of the net defined benefit liability recognized in other comprehensive income are as follows (amounts are net of tax):

	2021	2020	2019
Amount accumulated in other comprehensive income as of the beginning of the periods	Ps. 1,173	Ps. 855	Ps. 344
Recognized during the year (obligation liability and plan assets)	680	213	98
Actuarial gains and losses arising from changes in financial assumptions	(550)	(76)	456
Actuarial gains and losses arising from changes in demographic assumptions	—	184	—
Foreign exchange rate valuation (gain)	9	(3)	(43)
Adjustment from employees transferred	(72)	—	—
Amount accumulated in other comprehensive income as of the end of the period, net of tax	Ps. 1,240	Ps. 1,173	Ps. 855
Remeasurements of the net defined benefit liability include the following:
•    The return on plan assets, excluding amounts included in net interest expense.
•    Actuarial gains and losses arising from changes in demographic assumptions.
•    Actuarial gains and losses arising from changes in financial assumptions.
15.5 Changes in the balance of the defined benefit obligation for post-employment and other non-current employee benefits

	2021	2020	2019
Pension and Retirement Plans:
Initial balance	Ps. 4,311	Ps. 3,912	Ps. 3,388
Current service cost	244	229	170
Effect on curtailment	—	—	2
Interest expense	291	269	275
Actuarial gains or losses	5	257	585
Foreign exchange loss	18	28	(69)
Benefits paid	(364)	(455)	(395)
Past service cost	—	71	(44)
	Ps. 4,515	Ps. 4,311	Ps. 3,912
Seniority Premiums:
Initial balance	Ps. 865	Ps. 630	Ps. 411
Current service cost	84	68	35
Interest expense	62	53	37
Actuarial gains or losses	74	187	155
Benefits paid	(107)	(73)	(84)
Past service cost	—	—	76
	Ps. 978	Ps. 865	Ps. 630

15.6 Changes in the balance of trust assets

	2021	2020	2019
Pension and retirement plans:
Balance at beginning of year	Ps. 1,201	Ps. 1,122	Ps. 1,031
Actual return on trust assets	33	75	81
Foreign exchange gain	—	4	2
Life annuities	—	—	8
Balance at end of year	Ps. 1,234	Ps. 1,201	Ps. 1,122

Seniority premiums
Balance at beginning of year	Ps. 137	Ps. 127	Ps. 111
Actual return on trust assets	(4)	10	16
Balance at end of year	Ps. 133	Ps. 137	Ps. 127
As a result of the Company’s investments in life annuities plans, management does not expect the Company will need to make material contributions to the trust assets in order to meet its future obligations.
15.7 Variation in assumptions
The Company decided that the relevant actuarial assumptions that are subject to sensitivity and valuated through the projected unit credit method, are the discount rate and the salary increase rate because they have the most significant impact:
•    Discount rate: The rate that determines the value of the obligations over time.
•    Salary increase rate: The rate that considers the salary increase which implies an increase in the benefit payable.
The following table presents the impact in absolute terms of a variation of 1.0% in the assumptions on the net defined benefit liability associated with the Company’s defined benefit plans. The sensitivity of this 1.0% on the significant actuarial assumptions is based on projected long-term discount rates for Mexico and a yield curve projections of long-term Mexican government bonds - CETES:

-1.0%:			Income Statement		Accumulated OCI
Discount rate used to calculate the defined benefit obligation and the net interest on the net defined benefit liability (asset)	Current Service Cost	Past Service Cost	Gain or Loss on Settlement or curtailment	Net Interest on the Net Defined Benefit Liability	Remeasurements of the Net Defined Benefit Liability
Pension and retirement plans	Ps. 255	Ps. —	Ps. —	Ps. 226	Ps. 1,463
Seniority premiums	Ps. 90	Ps. —	Ps. —	Ps. 58	Ps. 173
Total	Ps. 345	Ps. —	Ps. —	Ps. 284	Ps. 1,636
Expected salary increase	Current Service Cost	Past Service Cost	Gain or Loss on Settlement or curtailment	Net Interest on the Net Defined Benefit Liability	Remeasurements of the Net Defined Benefit Liability
Pension and retirement plans	Ps. 211	Ps. —	Ps. —	Ps. 172	Ps. 1,288
Seniority premiums	Ps. 75	Ps. —	Ps. —	Ps. 45	Ps. 145
Total	Ps. 286	Ps. —	Ps. —	Ps. 217	Ps. 1,433
15.8 Employee benefits expense
On April 23, 2021, Mexican government enacted changes on several labor laws in order to regulate labor outsourcing. In particular, these changes increased the cost of profit sharing. The amount recorded to expense was of Ps, 1,068 compared to Ps. 673 in 2020.

For the years ended December 31, 2021, 2020 and 2019, employee benefits expenses recognized in the consolidated income statements are as follows:

	2021	2020	2019
Included in cost of goods sold:
Wages and salaries	Ps. 4,301	Ps. 3,955	Ps. 4,052
Social security costs	1,359	1,251	1,277
Employee profit sharing	57	89	79
Pension and seniority premium costs (Note 15.4)	52	69	34
Share-based payment expense (Note 16.2)	19	4	1
Included in selling and distribution expenses:
Wages and salaries	16,627	15,620	16,068
Social security costs	4,787	4,587	4,717
Employee profit sharing	959	551	539
Pension and seniority premium costs (Note 15.4)	235	261	185
Share-based payment expense (Note 16.2)	32	20	2
Included in administrative expenses:
Wages and salaries	2,788	2,448	2,742
Social security costs	581	541	625
Employee profit sharing	52	33	35
Pension and seniority premium costs (Note 15.4)	41	38	20
Share-based payment expense (Note 16.2)	225	166	185
Total employee benefits expense	Ps. 32,115	Ps. 29,633	Ps. 30,561